Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation
Share Based Compensation

26. Share-Based Compensation

Share-Based Compensation Expense

Included in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2024	2023
Equity-settled plans	13	16
Cash-settled plans	497	413
Total share-based compensation expense	510	429

Liability Recognized for Share-Based Compensation

Included in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2024	2023
Current liability	487	549
Long-term liability (note 22)	334	339
Total Liability	821	888

The intrinsic value of the vested awards at December 31, 2024 was $497 million (December 31, 2023 – $630 million).

Stock Option Plans

Suncor grants stock option awards as a form of retention and incentive compensation.

Stock options granted by the company provide the holder with the right to purchase common shares at the market price on the grant date, subject to fulfilling vesting terms. Options granted have a seven-year life, vest annually over a three-year period and are accounted for as equity-settled awards.

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are noted below:

	2024	2023
Annual dividend per share (dollars)	2.22	2.11
Risk-free interest rate	3.57%	3.66%
Expected life	4.4 years	4.5 years
Expected volatility	45%	45%
Weighted average fair value per option (dollars)	13.09	12.70
Suncor's average share price	51.23	42.91

The expected life is based on historical stock option exercise data and current expectations. The expected volatility considers the historical volatility in the price of Suncor’s common shares over a period similar to the life of the options, and is indicative of future trends.

The following table presents a summary of the activity related to Suncor’s stock option plans:

	2024		2023

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	17 036	39.32	21 068	38.55
Granted	1 195	45.91	1 610	44.56
Exercised as options for common shares	(9 796)	39.33	(4 611)	37.11
Forfeited/expired	(300)	43.78	(1 031)	41.77
Outstanding, end of year	8 135	40.11	17 036	39.32
Exercisable, end of year	5 966	38.66	14 300	39.61

For the options outstanding at December 31, 2024, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-37.36	1 792	3	30.52	1 508	29.34
37.37-39.16	1 905	2	39.05	1 751	39.06
39.17-43.52	2 201	1	42.93	2 180	42.95
43.53-45.74	1 030	5	45.50	443	45.51
45.75-56.27	1 207	6	46.25	84	50.03
Total	8 135	3	40.11	5 966	38.66

Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2024	2023
	26 430	27 322

Share Unit Plans

Suncor grants share units as a form of retention and incentive compensation. Share unit plans are accounted for as cash-settled awards.

(a) Performance Share Units (PSUs)

A PSU is a time-vested award entitling employees to receive varying degrees of cash (0%–200% of the company’s share price at time of vesting) contingent upon Suncor’s total shareholder return (stock price appreciation and dividend income) relative to a peer group of companies. PSUs vest approximately three years after the grant date.

(b) Restricted Share Units (RSUs)

A RSU is a time-vested award entitling employees to receive cash calculated based on an average of the company’s share price leading up to vesting. RSUs vest approximately three years after the grant date.

(c) Deferred Share Units (DSUs)

A DSU is redeemable for cash or a common share for a period of time after a unitholder ceases employment or Board membership. The DSU Plan is limited to executives and members of the Board of Directors. Members of the Board of Directors receive an annual grant of DSUs as part of their compensation and may elect to receive their fees in cash only or in increments of 50% or 100% allocated to DSUs. Executives may elect to receive their annual incentive bonus in cash only or in increments of 25%, 50%, 75% or 100% allocated to DSUs.

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2022	2 209	28 262	1 331
Granted	814	9 006	299
Redeemed for cash	(436)	(7 582)	(461)
Forfeited/expired	(273)	(3 156)	-
Outstanding, December 31, 2023	2 314	26 530	1 169
Granted	616	6 379	138
Redeemed for cash	(824)	(12 570)	(418)
Forfeited/expired	(210)	(870)	-
Outstanding, December 31, 2024	1 896	19 469	889

Stock Appreciation Rights (SARs)

A SAR entitles the holder to receive a cash payment equal to the difference between the stated exercise price and the market price of the company’s common shares on the date the SAR is exercised, and is accounted for as a cash-settled award.

SARs have a seven-year life and vest annually over a three-year period.

	2024		2023

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	176	41.48	287	39.95
Granted	22	46.06	20	42.96
Exercised	(113)	41.67	(128)	38.17
Forfeited/expired	-	—	(3)	45.57
Outstanding, end of year	85	42.38	176	41.48
Exercisable, end of year	51	40.99	156	41.48